March 27, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Registration Statement on Form N-6 for VUL
(File	Nos. 811-09725; 333-148736)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Pre-Effective Amendment #1 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-148736).

This Pre-Effective Amendment incorporates our responses to the comments received from the SEC, which responses have been filed as separate correspondence on EDGAR on the same date as this Pre-Effective Amendment No. 1.

In addition, this Pre-Effective amendment includes the following other changes, clarifications and amendments of note to the Prospectus and SAI since the initial filing:

1.	Cover Page: Added the product name throughout the Prospectus and SAI – Flexible Solutions Variable Universal Life - Gold Series
2.	Page 8: Added substandard rates to the cost of insurance charge disclosure.
3.	Page 14: Added disclosure to the Beneficiary section about the importance of keeping us current on the beneficiary’s address.
4.	Page 17 (third complete paragraph under “Guaranteed Coverage Rider”): Added disclosure regarding the ability of a policyowner to make a payment to catch up with the required Guaranteed Coverage Rider premiums in order to satisfy the GCR requirement.
5.	Page 30 (first paragraph under “Administrative Charges”): Added disclosure to make clear that we only deduct the monthly policy charge of $7.50 until the Policy Anniversary on which the insured is Attained Age 100.
6.	Pages 31-32 (“Cost of Insurance”): Added disclosure regarding simplified underwriting.
7.	Page 41 (“Amounts in the Fixed Rate Option”): In the last paragraph of that section, we added disclosure that interest rates would not be changed more than once per year.
8.	Pages 41-42 (“Policy Loans”): In the last paragraph of the first section of “Policy Loans” we added disclosure to further clarify how we would handle loan requests that do not specify from what options they want their request satisfied.
9.	Appendix C (“Hypothetical Illustrations”): We have deleted illustrations from the prospectus as permitted by Form N-6.

Please note that this Pre-Effective Amendment #1 to the Registration Statement does not include certain examples that have not yet been formulated. These items, along with certain additional updating information and any exhibits not included herewith, will be included in a subsequent pre-effective amendment.

We are seeking an effective date of May 1, 2008.

Any questions or comments regarding this Registration Statement should be directed to the undersigned at 212-598-7469 or via USPS, facsimile transmission or e-mail as set forth below.

Sincerely,

Sheri L. Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

(212) 598-7469

(212) 919-2691 (fax)

sheri_kocen@glic.com